Quarterly Holdings Report
for
Fidelity® Value Factor ETF
April 30, 2021
T23-QTLY-0621
1.9880060.104

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 10.6%
Diversified Telecommunication Services – 2.0%
AT&T, Inc.	115,618	$3,631,561
Verizon Communications, Inc.	64,001	3,698,618
		7,330,179
Interactive Media & Services – 6.1%
Alphabet, Inc. Class A (a)	6,008	14,139,828
Facebook, Inc. Class A (a)	27,015	8,782,036
		22,921,864
Media – 2.5%
Comcast Corp. Class A	70,141	3,938,417
DISH Network Corp. Class A (a)	50,458	2,260,014
Fox Corp. Class A	53,309	1,994,823
ViacomCBS, Inc. Class B	33,614	1,378,846
		9,572,100
TOTAL COMMUNICATION SERVICES		39,824,143
CONSUMER DISCRETIONARY – 12.6%
Automobiles – 0.6%
Ford Motor Co. (a)	199,747	2,305,080
Diversified Consumer Services – 1.2%
Grand Canyon Education, Inc. (a)	21,357	2,312,749
Service Corp. International	37,704	2,014,902
		4,327,651
Hotels, Restaurants & Leisure – 1.0%
McDonald's Corp.	15,495	3,658,060
Household Durables – 2.1%
D.R. Horton, Inc.	27,080	2,661,693
Lennar Corp. Class A	24,169	2,503,908
PulteGroup, Inc.	42,222	2,496,165
		7,661,766
Internet & Direct Marketing Retail – 4.0%
Amazon.com, Inc. (a)	4,363	15,128,354
Multiline Retail – 0.8%
Target Corp.	14,443	2,993,456
Specialty Retail – 2.9%
Best Buy Co., Inc.	18,787	2,184,365
Lowe's Cos., Inc.	17,406	3,415,928
The Home Depot, Inc.	16,341	5,289,091
		10,889,384
TOTAL CONSUMER DISCRETIONARY		46,963,751
CONSUMER STAPLES – 5.4%
Beverages – 0.4%
Molson Coors Beverage Co. Class B	27,019	1,484,694
Food & Staples Retailing – 1.2%
The Kroger Co.	43,731	1,597,931
Walmart, Inc.	21,232	2,970,569
		4,568,500

	Shares	Value

Food Products – 0.8%
Ingredion, Inc.	15,629	$1,459,905
Tyson Foods, Inc. Class A	21,732	1,683,143
		3,143,048
Household Products – 1.6%
Kimberly-Clark Corp.	12,483	1,664,234
The Procter & Gamble Co.	31,829	4,246,625
		5,910,859
Tobacco – 1.4%
Altria Group, Inc.	46,372	2,214,263
Philip Morris International, Inc.	29,489	2,801,455
		5,015,718
TOTAL CONSUMER STAPLES		20,122,819
ENERGY – 2.4%
Oil, Gas & Consumable Fuels – 2.4%
Chevron Corp.	24,164	2,490,584
ConocoPhillips	26,460	1,353,164
EOG Resources, Inc.	16,333	1,202,762
Exxon Mobil Corp.	50,838	2,909,967
Kinder Morgan, Inc.	61,020	1,040,391
TOTAL ENERGY		8,996,868
FINANCIALS – 11.5%
Banks – 3.4%
Bank of America Corp.	124,610	5,050,443
Citigroup, Inc.	47,877	3,410,758
Wells Fargo & Co.	93,363	4,206,003
		12,667,204
Capital Markets – 2.2%
Ameriprise Financial, Inc.	9,919	2,563,069
Raymond James Financial, Inc.	18,050	2,360,579
The Goldman Sachs Group, Inc.	9,273	3,231,177
		8,154,825
Consumer Finance – 1.5%
Capital One Financial Corp.	20,776	3,097,286
Synchrony Financial	54,398	2,379,369
		5,476,655
Diversified Financial Services – 1.8%
Berkshire Hathaway, Inc. Class B (a)	25,059	6,889,972
Insurance – 2.0%
Aflac, Inc.	44,835	2,408,984
MetLife, Inc.	43,079	2,741,117
The Allstate Corp.	19,136	2,426,445
		7,576,546
Thrifts & Mortgage Finance – 0.6%
MGIC Investment Corp.	153,774	2,343,516
TOTAL FINANCIALS		43,108,718

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – 13.2%
Biotechnology – 2.1%
Alexion Pharmaceuticals, Inc. (a)	14,899	$ 2,513,163
Biogen, Inc. (a)	8,983	2,401,425
Gilead Sciences, Inc.	42,237	2,680,783
		7,595,371
Health Care Providers & Services – 6.0%
Anthem, Inc.	8,934	3,389,470
CVS Health Corp.	39,035	2,982,274
HCA Healthcare, Inc.	13,927	2,800,162
Humana, Inc.	6,454	2,873,579
McKesson Corp.	12,469	2,338,686
UnitedHealth Group, Inc.	14,396	5,741,125
Universal Health Services, Inc. Class B	16,153	2,397,267
		22,522,563
Life Sciences Tools & Services – 0.6%
Bio-Rad Laboratories, Inc. Class A (a)	3,580	2,255,865
Pharmaceuticals – 4.5%
Bristol-Myers Squibb Co.	52,461	3,274,616
Johnson & Johnson	35,974	5,854,049
Merck & Co., Inc.	48,487	3,612,281
Pfizer, Inc.	107,104	4,139,570
		16,880,516
TOTAL HEALTH CARE		49,254,315
INDUSTRIALS – 9.1%
Aerospace & Defense – 1.3%
Lockheed Martin Corp.	6,992	2,660,875
Textron, Inc.	36,474	2,343,090
		5,003,965
Air Freight & Logistics – 1.6%
FedEx Corp.	8,763	2,543,987
United Parcel Service, Inc. Class B	16,361	3,335,353
		5,879,340
Building Products – 0.5%
Owens Corning	20,579	1,992,253
Construction & Engineering – 0.6%
EMCOR Group, Inc.	17,783	2,130,403
Industrial Conglomerates – 0.8%
3M Co.	14,230	2,805,302
Machinery – 1.0%
Cummins, Inc.	8,087	2,038,248
PACCAR, Inc.	19,746	1,774,770
		3,813,018
Professional Services – 0.6%
ManpowerGroup, Inc.	18,346	2,217,848
Road & Rail – 2.1%
CSX Corp.	24,664	2,484,898
Norfolk Southern Corp.	8,739	2,440,279

	Shares	Value

Union Pacific Corp.	13,813	$ 3,067,729
		7,992,906
Trading Companies & Distributors – 0.6%
United Rentals, Inc. (a)	7,000	2,239,650
TOTAL INDUSTRIALS		34,074,685
INFORMATION TECHNOLOGY – 26.9%
Communications Equipment – 1.2%
Cisco Systems, Inc.	90,506	4,607,660
Electronic Equipment, Instruments & Components – 1.6%
Arrow Electronics, Inc. (a)	24,851	2,834,754
Jabil, Inc.	57,143	2,995,436
		5,830,190
IT Services – 7.2%
Accenture PLC Class A	15,383	4,460,609
Amdocs Ltd.	33,474	2,568,795
Automatic Data Processing, Inc.	18,312	3,424,161
Cognizant Technology Solutions Corp. Class A	35,230	2,832,492
DXC Technology Co.	96,600	3,179,106
International Business Machines Corp.	28,238	4,006,407
Visa, Inc. Class A	27,132	6,336,950
		26,808,520
Semiconductors & Semiconductor Equipment – 3.2%
Broadcom, Inc.	8,804	4,016,385
Intel Corp.	78,465	4,514,091
Micron Technology, Inc. (a)	40,480	3,484,114
		12,014,590
Software – 7.1%
Microsoft Corp.	77,414	19,522,263
Oracle Corp.	55,796	4,228,779
VMware, Inc. Class A (a)(b)	17,705	2,847,495
		26,598,537
Technology Hardware, Storage & Peripherals – 6.6%
Apple, Inc.	160,663	21,120,758
HP, Inc.	108,041	3,685,278
		24,806,036
TOTAL INFORMATION TECHNOLOGY		100,665,533
MATERIALS – 2.8%
Chemicals – 0.9%
Dow, Inc.	20,593	1,287,063
LyondellBasell Industries N.V. Class A	10,968	1,137,820
The Chemours Co.	30,706	927,321
		3,352,204
Containers & Packaging – 0.6%
International Paper Co.	18,798	1,090,284
Westrock Co.	20,535	1,144,826
		2,235,110
Metals & Mining – 1.3%
Newmont Corp.	20,311	1,267,610

Quarterly Report	3

Common Stocks – continued
	Shares	Value
MATERIALS – continued
Metals & Mining – continued
Nucor Corp.	17,671	$ 1,453,616
Reliance Steel & Aluminum Co.	6,908	1,107,422
Steel Dynamics, Inc.	22,779	1,235,077
		5,063,725
TOTAL MATERIALS		10,651,039
REAL ESTATE – 3.1%
Equity Real Estate Investment Trusts (REITs) – 2.6%
Boston Properties, Inc.	6,839	747,845
Cousins Properties, Inc.	16,981	622,693
Equity Residential	11,094	823,508
Highwoods Properties, Inc.	13,952	624,910
Kimco Realty Corp.	34,988	734,748
Medical Properties Trust, Inc.	28,267	623,287
Prologis, Inc.	11,382	1,326,344
Simon Property Group, Inc.	8,363	1,018,111
Ventas, Inc.	13,982	775,442
VICI Properties, Inc. (b)	23,844	755,855
Welltower, Inc.	11,888	891,957
Weyerhaeuser Co.	21,591	837,083
		9,781,783
Real Estate Management & Development – 0.5%
CBRE Group, Inc. Class A (a)	10,719	913,259
Jones Lang LaSalle, Inc. (a)	3,842	721,950
		1,635,209
TOTAL REAL ESTATE		11,416,992
UTILITIES – 2.2%
Electric Utilities – 1.3%
Exelon Corp.	32,304	1,451,742
NRG Energy, Inc.	25,804	924,299
PG&E Corp. (a)	97,074	1,098,878
PPL Corp.	42,944	1,250,959
		4,725,878

	Shares	Value

Independent Power and Renewable Electricity Producers – 0.2%
Vistra Corp.	51,467	$ 868,248
Multi-Utilities – 0.7%
Consolidated Edison, Inc.	17,279	1,337,567
Public Service Enterprise Group, Inc.	21,779	1,375,562
		2,713,129
TOTAL UTILITIES		8,307,255
TOTAL COMMON STOCKS (Cost $302,603,897)		373,386,118
Money Market Funds – 1.1%

Fidelity Cash Central Fund, 0.04% (c)	565,204	565,318
Fidelity Securities Lending Cash Central Fund, 0.04% (c)(d)	3,524,431	3,524,783
TOTAL MONEY MARKET FUNDS (Cost $4,090,101)		4,090,101
TOTAL INVESTMENT IN SECURITIES – 100.9% (Cost $306,693,998)		377,476,219
NET OTHER ASSETS (LIABILITIES) (e) – (0.9%)		(3,313,197)
NET ASSETS – 100.0%		$ 374,163,022

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $38,500 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Future Contracts (United States)	3	June 2021	$ 626,160	$ 33,723	$ 33,723
CME Micro E-mini S&P 500 Index Future Contracts (United States)	5	June 2021	104,360	5,409	5,409
Total Equity Index Contracts					$ 39,132
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 350
Fidelity Securities Lending Cash Central Fund	5,483
Total	$5,833
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	5

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
6	Quarterly Report

Quarterly Report	7